State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

December 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

Re:       Wasatch Funds Trust (the “Registrant”)

File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 118 under the Securities Act of 1933, as amended (the “1933 Act”) and Post-Effective Amendment No. 120 under the Investment Company Act of 1940, as amended to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 to amend the principal strategies for the Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Frontier Emerging Small Countries Fund, Wasatch Global Opportunities Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund and Wasatch Ultra Growth Fund.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

Enclosures

cc:      R. Biles